Jun. 16, 2017
MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Morgan Stanley June 16, 2017 Supplement SUPPLEMENT DATED JUNE 16, 2017 TO THE PROSPECTUS OF Morgan Stanley California Tax-Free Daily Income Trust, dated May 1, 2017 (the "Fund")

The Board of Trustees of the Fund has approved an amendment to the principal investment strategies of the Fund. Accordingly, effective immediately, the Prospectus is revised as follows:

The second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.